Note 2: Summary of Significant Accounting Practices: Property and Equipment (Policies)	12 Months Ended
May 31, 2013
Policies
Property and Equipment

PROPERTY AND EQUIPMENT

The Company follows the successful efforts (“SE”) cost method of accounting for its oil and gas properties. Accordingly, only those expenses associated with successfully locating new oil and natural gas reserves are capitalized. For unsuccessful (or "dry hole") results, the associated operating costs are immediately charged against revenues for that period.

All costs incidental to the acquisition, exploration, and development of oil and gas properties, including costs of undeveloped leasehold, and leasehold equipment, are capitalized.  Please refer to INTANGIBLE ASSETS - LEGAL AND CONTRACTUAL - RIGHTS in this NOTE for further detail.

Internal costs incurred that are directly identified with acquisition, exploration and development activities undertaken by the Company for its own account, and that are not related to production, general corporate overhead or similar activities, are also capitalized.

Interest costs incurred and attributable to unproved oil and gas properties under current evaluation and major development projects of oil and gas properties are also capitalized. All costs related to production activities, including workover costs incurred solely to maintain or increase levels of production from an existing completion interval, are charged to expense as incurred.

Indirect costs, such as General and Administrative costs, are allocated to capital costs at a rate of 10% of the direct costs associated with the acquisition, exploration, and development activities undertaken by the Company for its own account.

Capitalized costs are depleted by an equivalent unit-of-production cost method, converting gas to oil at the ratio of six thousand cubic feet of gas to one barrel of oil. Depletion is calculated using the capitalized costs, including estimated asset retirement costs, plus the estimated future expenditures (based on current costs) to be incurred in developing or working over an oil or gas well, proved reserves, net of estimated salvage values.

Depletion is charged for each barrel of oil equivalent until the oil or gas well is no longer deemed economical for production of oil or gas. An over recovery of depletion by the Company may result from oil and gas wells producing more oil and gas than the reserve reports estimated. The over-recovery will be charged to income on a quarterly basis after the Company reviews the over-recovery and deducts an allowance for remediation, well capping and abandonment and future maintenance or workover costs.

Costs associated with unproved properties are excluded from the depletion calculation until it is determined whether or not proved reserves can be assigned to such properties. The Company assesses its unproved properties for impairment quarterly. Significant unproved properties are assessed individually.

No gain or loss is recognized upon disposal of oil and gas properties unless such disposal significantly alters the relationship between capitalized costs and proved reserves.

Depreciation and amortization of other property and equipment, including corporate and other midstream assets and leasehold improvements, are provided using the straight-line method based on estimated useful lives ranging from three to 39 years. Interest costs incurred and attributable to major midstream and corporate construction projects are also capitalized.

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The Company recognizes liabilities for retirement obligations associated with tangible long-lived assets, such as producing well sites, when there is a legal obligation associated with the retirement of such assets and the amount can be reasonably estimated. The initial measurement of an asset retirement obligation is recorded as a liability at its fair value, with an offsetting asset retirement cost recorded as an increase to the associated property and equipment on the consolidated balance sheet. If the fair value of a recorded asset retirement obligation changes, a revision is recorded to both the asset retirement obligation and the asset retirement cost. The asset retirement cost is depreciated using a systematic and rational method similar to that used for the associated property and equipment.

The Schedule of  Plant, Property and Equipment details are as follows:

Schedule of Plant, Property and Equipment

Description	May 31, 2013	May 31, 2012
Plant - Oil Wells: Beginning of year	$0	$0
Work in Progress-Intangible	$694,035	$0
Work in Progress-Tangible	$140,965	$0
Rights (leases)	$107,250	$0
Subtotal	$942,250	$0
Depletion	$0	$0
Depreciation	$0	$0
Net Plant - Oil Wells: End of year	$942,250	$0